Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Property Plant And Equipment Additional Information [Abstract]
Depreciation expense	$ 117.2	$ 130.5	$ 124.9